                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-11

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003


                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-5396-12/03

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                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-11.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-11. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-322-2331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/secure/federated for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-11

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
     292,243 shares (cost $4,663,799) ........................................   $  5,581,841

    Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
     725,037 shares (cost $3,424,929) ........................................      3,958,704

    Federated IS - Equity Income Fund II (FedEqInc)
     285,489 shares (cost $2,974,245) ........................................      3,462,985

    Federated IS - Fund for US Government Securities II (FedGvtSec)
     66,016 shares (cost $776,838) ...........................................        777,011

    Federated IS - Growth Strategies Fund II (FedGrStrat)
     12,681 shares (cost $193,886) ...........................................        230,922

    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)
     262,981 shares (cost $1,928,197) ........................................      2,101,220

    Federated IS - International Equity Fund II (FedIntEq)
     26,846 shares (cost $264,649) ...........................................        311,150

    Federated IS - Kaufmann Fund II (FedKaufmann)
     306,049 shares (cost $2,919,048) ........................................      3,488,959

    Federated IS - Prime Money Fund II (FedPriMy)
     333,839 shares (cost $333,839) ..........................................        333,839

    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
     82,471 shares (cost $962,811) ...........................................        976,453

    Federated IS - Total Return Bond Fund II (FedTotRe)
     208,825 shares (cost $2,105,817) ........................................      2,144,629

    Federated IS - Utility Fund II (FedUtility)
     36,288 shares (cost $279,593) ...........................................        306,275
                                                                                 ------------
        Total investments ....................................................     23,673,988

  Accounts receivable ........................................................             75
                                                                                 ------------
        Total assets .........................................................     23,674,063

Accounts payable .............................................................              -
                                                                                 ------------
Contract owners' equity (note 4) .............................................   $ 23,674,063
                                                                                 ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                               Total      FedAmLead   FedCapAp   FedEqInc   FedGvtSec  FedGrStrat
                                                           ------------   ---------   --------   --------   ---------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $    139,456      30,623      6,786     20,818      17,464           -
  Mortality and expense risk charges (note 2) ..........       (141,893)    (31,977)   (22,046)   (18,493)     (7,354)     (1,126)
                                                           ------------   ---------   --------   --------   ---------  ----------
    Net investment income (loss) .......................         (2,437)     (1,354)   (15,260)     2,325      10,110      (1,126)
                                                           ------------   ---------   --------   --------   ---------  ----------

  Proceeds from mutual fund shares sold ................      1,461,883      99,664     91,746     57,168     190,195      12,233
  Cost of mutual fund shares sold ......................     (1,388,544)    (88,779)   (86,743)   (49,770)   (193,792)     (9,890)
                                                           ------------   ---------   --------   --------   ---------  ----------
    Realized gain (loss) on investments ................         73,339      10,885      5,003      7,398      (3,597)      2,343
  Change in unrealized gain (loss) on investments ......      2,834,849     902,058    531,902    493,102      (2,571)     36,946
                                                           ------------   ---------   --------   --------   ---------  ----------
    Net gain (loss) on investments .....................      2,908,188     912,943    536,905    500,500      (6,168)     39,289
                                                           ------------   ---------   --------   --------   ---------  ----------
  Reinvested capital gains .............................          2,265           -          -          -       2,265           -
                                                           ------------   ---------   --------   --------   ---------  ----------
      Net increase (decrease) in contract owners'
       equity resulting from operations ................   $  2,908,016     911,589    521,645    502,825       6,207      38,163
                                                           ============   =========   ========   ========   =========  ==========

                                                           FedHiInc    FedIntEq
                                                           --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     47,073           -
  Mortality and expense risk charges (note 2) ..........    (13,451)     (1,675)
                                                           --------    --------
    Net investment income (loss) .......................     33,622      (1,675)
                                                           --------    --------

  Proceeds from mutual fund shares sold ................    141,840      62,057
  Cost of mutual fund shares sold ......................   (121,832)    (58,820)
                                                           --------    --------
    Realized gain (loss) on investments ................     20,008       3,237
  Change in unrealized gain (loss) on investments ......    164,183      48,132
                                                           --------    --------
    Net gain (loss) on investments .....................    184,191      51,369
                                                           --------    --------
  Reinvested capital gains .............................          -           -
                                                           --------    --------
      Net increase (decrease) in contract owners'
       equity resulting from operations ................    217,813      49,694
                                                           ========    ========

                                                           FedIntSmCo   FedKaufmann   FedPriMy   FedQualBd   FedTotRe   FedUtility
                                                           ----------   -----------   --------   ---------   --------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $        -             -      1,684      14,332        173          503
  Mortality and expense risk charges (note 2) ..........         (193)      (18,921)    (3,306)     (7,054)   (15,132)      (1,165)
                                                           ----------   -----------   --------   ---------   --------   ----------
    Net investment income (loss) .......................         (193)      (18,921)    (1,622)      7,278    (14,959)        (662)
                                                           ----------   -----------   --------   ---------   --------   ----------

  Proceeds from mutual fund shares sold ................       37,828        96,575    361,281     112,787    116,481       82,028
  Cost of mutual fund shares sold ......................      (30,225)      (82,726)  (361,281)   (109,675)  (117,642)     (77,369)
                                                           ----------   -----------   --------   ---------   --------   ----------
    Realized gain (loss) on investments ................        7,603        13,849          -       3,112     (1,161)       4,659
  Change in unrealized gain (loss) on investments ......          (24)      576,015          -       8,760     49,722       26,624
                                                           ----------   -----------   --------   ---------   --------   ----------
    Net gain (loss) on investments .....................        7,579       589,864          -      11,872     48,561       31,283
                                                           ----------   -----------   --------   ---------   --------   ----------
  Reinvested capital gains .............................            -             -          -           -          -            -
                                                           ----------   -----------   --------   ---------   --------   ----------
      Net increase (decrease) in contract owners'
       equity resulting from operations ................   $    7,386       570,943     (1,622)     19,150     33,602       30,621
                                                           ==========   ===========   =========  =========   ========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEAR ENDED DECEMBER 31, 2003 AND FOR THE PERIOD AUGUST 2, 2002 (commencement of operations) THROUGH DECEMBER 31, 2002

                                                           Total                      FedAmLead                   FedCapAp
                                                --------------------------     -----------------------     -----------------------
                                                    2003            2002          2003          2002          2003          2002
                                                ------------     ---------     ---------     ---------     ---------       -------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...........      $     (2,437)       16,327        (1,354)       (1,924)      (15,260)       (1,388)
  Realized gain (loss) on investments ....            73,339            94        10,885             3         5,003             1
  Change in unrealized gain (loss)
   on investments ........................         2,834,849        11,481       902,058        15,983       531,902         1,872
  Reinvested capital gains ...............             2,265             -             -             -             -             -
                                                ------------     ---------     ---------     ---------     ---------       -------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................         2,908,016        27,902       911,589        14,062       521,645           485
                                                ------------     ---------     ---------     ---------     ---------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ..............        17,125,121     4,433,376     3,655,555     1,074,754     2,671,187       739,102
  Transfers between funds ................                 -             -       116,893             -       148,967             -
  Redemptions (note 3) ...................          (786,400)      (17,122)     (180,343)       (5,003)     (117,138)       (2,703)
  Annuity benefits .......................                 -             -             -             -             -             -
  Annual contract maintenance charges
   (note 2) ..............................            (1,591)            -          (352)            -          (250)            -
  Contingent deferred sales charges
   (note 2) ..............................           (10,207)            -        (3,323)            -        (1,591)            -
  Adjustments to maintain reserves .......                73        (5,105)           91        (2,002)          (10)         (996)
                                                ------------     ---------     ---------     ---------     ---------       -------
      Net equity transactions ............        16,326,996     4,411,149     3,588,521     1,067,749     2,701,165       735,403
                                                ------------     ---------     ---------     ---------     ---------       -------

Net change in contract owners' equity ....        19,235,012     4,439,051     4,500,110     1,081,811     3,222,810       735,888
Contract owners' equity beginning
 of period ...............................         4,439,051             -     1,081,811             -       735,888             -
                                                ------------     ---------     ---------     ---------     ---------       -------
Contract owners' equity end of period ....      $ 23,674,063     4,439,051     5,581,921     1,081,811     3,958,698       735,888
                                                ============     =========     =========     =========     =========       =======

CHANGES IN UNITS:
  Beginning units ........................           502,491             -       130,404             -        87,434             -
                                                ------------     ---------     ---------     ---------     ---------       -------
  Units purchased ........................         1,896,461       504,333       432,638       131,008       316,436        87,753
  Units redeemed .........................          (199,182)       (1,842)      (30,857)         (604)      (20,523)         (319)
                                                ------------     ---------     ---------     ---------     ---------       -------
  Ending units ...........................         2,199,770       502,491       532,185       130,404       383,347        87,434
                                                ============     =========     =========     =========     =========       =======

                                                       FedEqInc
                                                ----------------------
                                                  2003           2002
                                                ---------      -------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...........          2,325         (864)
  Realized gain (loss) on investments ....          7,398            5
  Change in unrealized gain (loss)
   on investments ........................        493,102       (4,362)
  Reinvested capital gains ...............              -            -
                                                ---------      -------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................        502,825       (5,221)
                                                ---------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ..............      2,344,282      533,907
  Transfers between funds ................        206,564            -
  Redemptions (note 3) ...................       (117,171)           -
  Annuity benefits .......................              -            -
  Annual contract maintenance charges
   (note 2) ..............................           (232)           -
  Contingent deferred sales charges
   (note 2) ..............................         (1,290)           -
  Adjustments to maintain reserves .......             25         (681)
                                                ---------      -------
      Net equity transactions ............      2,432,178      533,226
                                                ---------      -------

Net change in contract owners' equity ....      2,935,003      528,005
Contract owners' equity beginning
 of period ...............................        528,005            -
                                                ---------      -------
Contract owners' equity end of period ....      3,463,008      528,005
                                                =========      =======

CHANGES IN UNITS:
  Beginning units ........................         61,927            -
                                                ---------      -------
  Units purchased ........................        274,686       61,927
  Units redeemed .........................        (14,260)           -
                                                ---------      -------
  Ending units ...........................        322,353       61,927
                                                =========      =======

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEAR ENDED DECEMBER 31, 2003 AND FOR THE PERIOD AUGUST 2, 2002 (commencement of operations) THROUGH DECEMBER 31, 2002

                                                        FedGvtSec                   FedGrStrat                  FedHiInc
                                                ------------------------      ----------------------    ------------------------
                                                   2003           2002          2003           2002        2003           2002
                                                ----------      --------      --------       -------    ----------      --------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...........      $   10,110          (339)       (1,126)          (91)       33,622          (567)
  Realized gain (loss) on investments ....          (3,597)           17         2,343             5        20,008             3
  Change in unrealized gain (loss)
   on investments ........................          (2,571)        2,744        36,946            90       164,183         8,840
  Reinvested capital gains ...............           2,265             -             -             -             -             -
                                                ----------      --------      --------       -------    ----------      --------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................           6,207         2,422        38,163             4       217,813         8,276
                                                ----------      --------      --------       -------    ----------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ..............         693,880       263,324       180,605        23,662     1,617,482       278,898
  Transfers between funds ................        (161,656)            -          (235)            -        29,951             -
  Redemptions (note 3) ...................         (26,131)         (200)      (11,275)            -       (51,125)            -
  Annuity benefits .......................               -             -             -             -             -             -
  Annual contract maintenance charges
   (note 2) ..............................             (72)            -            (1)            -          (161)            -
  Contingent deferred sales charges
   (note 2) ..............................            (488)            -             -             -             -             -
  Adjustments to maintain reserves .......             (21)         (263)           (3)           14            11            75
                                                ----------      --------      --------       -------    ----------      --------
      Net equity transactions ............         505,512       262,861       169,091        23,676     1,596,158       278,973
                                                ----------      --------      --------       -------    ----------      --------

Net change in contract owners' equity ....         511,719       265,283       207,254        23,680     1,813,971       287,249
Contract owners' equity beginning
 of period ...............................         265,283             -        23,680             -       287,249             -
                                                ----------      --------      --------       -------    ----------      --------
Contract owners' equity end of period ....      $  777,002       265,283       230,934        23,680     2,101,220       287,249
                                                ==========      ========      ========       =======    ==========      ========

CHANGES IN UNITS:
  Beginning units ........................          25,237             -         2,917             -        29,703             -
                                                ----------      --------      --------       -------    ----------      --------
  Units purchased ........................          66,406        25,256        18,776         2,917       165,490        29,703
  Units redeemed .........................         (18,558)          (19)       (1,195)            -       (15,609)            -
                                                ----------      --------      --------       -------    ----------      --------
  Ending units ...........................          73,085        25,237        20,498         2,917       179,584        29,703
                                                ==========      ========      ========       =======    ==========      ========


                                                       FedIntEq
                                                -----------------------
                                                  2003            2002
                                                --------        -------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...........        (1,675)          (190)
  Realized gain (loss) on investments ....         3,237             (2)
  Change in unrealized gain (loss)
   on investments ........................        48,132         (1,631)
  Reinvested capital gains ...............             -              -
                                                --------        -------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................        49,694         (1,823)
                                                --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ..............       206,278         97,410
  Transfers between funds ................         6,260              -
  Redemptions (note 3) ...................       (46,430)             -
  Annuity benefits .......................             -              -
  Annual contract maintenance charges
   (note 2) ..............................           (19)             -
  Contingent deferred sales charges
   (note 2) ..............................             -              -
  Adjustments to maintain reserves .......           (29)          (227)
                                                --------        -------
      Net equity transactions ............       166,060         97,183
                                                --------        -------

Net change in contract owners' equity ....       215,754         95,360
Contract owners' equity beginning
 of period ...............................        95,360              -
                                                --------        -------
Contract owners' equity end of period ....       311,114         95,360
                                                ========        =======

CHANGES IN UNITS:
  Beginning units ........................        12,310              -
                                                --------        -------
  Units purchased ........................        24,442         12,310
  Units redeemed .........................        (5,974)             -
                                                --------        -------
  Ending units ...........................        30,778         12,310
                                                ========        =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEAR ENDED DECEMBER 31, 2003 AND FOR THE PERIOD AUGUST 2, 2002 (commencement of operations) THROUGH DECEMBER 31, 2002

                                                        FedIntSmCo                 FedKaufmann                   FedPriMy
                                                ------------------------    ------------------------      ----------------------
                                                   2003            2002        2003           2002          2003           2002
                                                ----------       -------    ----------      --------      --------       -------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...........      $     (193)          (11)      (18,921)       (1,359)       (1,622)            5
  Realized gain (loss) on investments ....           7,603            (1)       13,849             4             -             -
  Change in unrealized gain (loss)
   on investments ........................             (24)           20       576,015        (6,104)            -             -
  Reinvested capital gains ...............               -             -             -             -             -             -
                                                ----------       -------    ----------      --------      --------       -------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................           7,386             8       570,943        (7,459)       (1,622)            5
                                                ----------       -------    ----------      --------      --------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ..............          11,910        11,397     2,284,917       659,514       638,407        36,643
  Transfers between funds ................         (30,698)            -        68,025             -      (263,409)            -
  Redemptions (note 3) ...................               -             -       (84,224)       (1,151)      (76,109)          (68)
  Annuity benefits .......................               -             -             -             -             -             -
  Annual contract maintenance charges
   (note 2) ..............................              (2)            -          (190)            -            (9)            -
  Contingent deferred sales charges
   (note 2) ..............................               -             -        (1,111)            -             -             -
  Adjustments to maintain reserves .......              (3)            2           (15)         (303)           15            (3)
                                                ----------       -------    ----------      --------      --------       -------
      Net equity transactions ............         (18,793)       11,399     2,267,402       658,060       298,895        36,572
                                                ----------       -------    ----------      --------      --------       -------

Net change in contract owners' equity ....         (11,407)       11,407     2,838,345       650,601       297,273        36,577
Contract owners' equity beginning
 of period ...............................          11,407             -       650,601             -        36,577             -
                                                ----------       -------    ----------      --------      --------       -------
Contract owners' equity end of period ....      $        -        11,407     3,488,946       650,601       333,850        36,577
                                                ==========       =======    ==========      ========      ========       =======

CHANGES IN UNITS:
  Beginning units ........................           1,421             -        78,899             -         3,655             -
                                                ----------       -------    ----------      --------      --------       -------
  Units purchased ........................           1,379         1,421       245,111        79,036        65,734         3,662
  Units redeemed .........................          (2,800)            -       (17,965)         (137)      (35,843)           (7)
                                                ----------       -------    ----------      --------      --------       -------
  Ending units ...........................               -         1,421       306,045        78,899        33,546         3,655
                                                ==========       =======    ==========      ========      ========       =======

                                                      FedQualBd
                                                ----------------------
                                                  2003          2002
                                                --------      --------
INVESTMENT ACTIVITY:
  Net investment income (loss) ...........         7,278          (367)
  Realized gain (loss) on investments ....         3,112            11
  Change in unrealized gain (loss)
   on investments ........................         8,760         4,881
  Reinvested capital gains ...............             -             -
                                                --------      --------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..........................        19,150         4,525
                                                --------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ..............       879,374       199,256
  Transfers between funds ................       (71,568)            -
  Redemptions (note 3) ...................       (48,867)       (3,057)
  Annuity benefits .......................             -             -
  Annual contract maintenance charges
   (note 2) ..............................           (71)            -
  Contingent deferred sales charges
   (note 2) ..............................        (2,370)            -
  Adjustments to maintain reserves .......             8            92
                                                --------      --------
      Net equity transactions ............       756,506       196,291
                                                --------      --------

Net change in contract owners' equity ....       775,656       200,816
Contract owners' equity beginning
 of period ...............................       200,816             -
                                                --------      --------
Contract owners' equity end of period ....       976,472       200,816
                                                ========      ========

CHANGES IN UNITS:
  Beginning units ........................        18,954             -
                                                --------      --------
  Units purchased ........................        81,838        19,240
  Units redeemed .........................       (11,784)         (286)
                                                --------      --------
  Ending units ...........................        89,008        18,954
                                                ========      ========

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEAR ENDED DECEMBER 31, 2003 AND FOR THE PERIOD AUGUST 2, 2002 (commencement of operations) THROUGH DECEMBER 31, 2002

                                                         FedTotRe                       FedUtility
                                                --------------------------        ----------------------
                                                   2003              2002           2003            2002
                                                -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Net investment income (loss)............      $   (14,959)        23,425           (662)            (3)
  Realized gain (loss) on investments ....           (1,161)            48          4,659              -
  Change in unrealized gain (loss)
   on investments.........................           49,722        (10,910)        26,624             58
  Reinvested capital gains................                -              -              -              -
                                                -----------        -------        -------        -------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations...........................           33,602         12,563         30,621             55
                                                -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3)...............        1,603,028        512,285        338,216          3,224
  Transfers between funds.................           11,094              -        (60,188)             -
  Redemptions (note 3)....................          (21,941)        (4,940)        (5,646)             -
  Annuity benefits........................                -              -              -              -
  Annual contract maintenance charges
   (note 2)...............................             (232)             -              -              -
  Contingent deferred sales charges
   (note 2)...............................              (34)             -              -              -
  Adjustments to maintain reserves........                6           (805)            (2)            (8)
                                                -----------        -------        -------        -------
      Net equity transactions.............        1,591,921        506,540        272,380          3,216
                                                -----------        -------        -------        -------

Net change in contract owners' equity.....        1,625,523        519,103        303,001          3,271
Contract owners' equity beginning
 of period................................          519,103              -          3,271              -
                                                -----------        -------        -------        -------
Contract owners' equity end of period.....      $ 2,144,626        519,103        306,272          3,271
                                                ===========        =======        =======        =======

CHANGES IN UNITS:
  Beginning units.........................           49,241              -            389              -
                                                -----------        -------        -------        -------
  Units purchased.........................          164,439         49,711         39,086            389
  Units redeemed..........................          (14,774)          (470)        (9,040)             -
                                                -----------        -------        -------        -------
  Ending units............................          198,906         49,241         30,435            389
                                                ===========        =======        =======        =======

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-11
                          NOTES TO FINANCIAL STATEMENTS
                            DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

     (b) The Contracts

         Contract owners in either the accumulation or payout phase may invest in any of the following:

          Portfolios of the Federated Insurance Series (Federated IS);
            Federated IS - American Leaders Fund II - Primary Shares (FedAmLead) Federated IS - Capital Appreciation Fund II - Primary Shares
             (FedCapAp)
            Federated IS - Equity Income Fund II (FedEqInc)
            Federated IS - Fund for US Government Securities II (FedGvtSec) Federated IS - Growth Strategies Fund II (FedGrStrat)
            Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc) Federated IS - International Equity Fund II (FedIntEq)
            Federated IS - International Small Company Fund II (FedIntSmCo)* Federated IS - Kaufmann Fund II (FedKaufmann)
            Federated IS - Prime Money Fund II (FedPriMy)
            Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd) Federated IS - Total Return Bond Fund II (FedFedTotRe)
            Federated IS - Utility Fund II (FedUtility)

         *At December 31, 2003, contract owners have not invested in this fund.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from the amount of the purchase payments. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments over $1 million that are withdrawn within one year. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $40, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                            NATIONWIDE VARIABLE ACCOUNT-11 OPTIONS                               DEFERRED   PREMIUM DEFERRED
----------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring........................................................         0.80%              1.20%
----------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTION:
 Greater of One-Year or 5% Enhanced.........................................................         0.15%              0.15%

  If death before annuitization, benefit will be greatest of (i) contract value,
  (ii) lessor of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated,
  (iii) highest contract value before 86th birthday less surrenders or (iv) the
         5% interest anniversary value
----------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option................................................................         0.40%              0.40%
  Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract
----------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges*: .........................................................         1.35%              1.75%
----------------------------------------------------------------------------------------------------------------------------

*When maximum options are elected.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-11
                    NOTES TO FINANCIAL STATEMENTS, Continued

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                         Total    FedAmLead    FedCapAp     FeDeqInc     FedGvtSec    FedGrStrat     FedHiInc    FedIntEq
                     ---------   ----------    --------    ---------     ---------    ----------     --------    --------
0.80%............... $  41,728       11,210       7,505        6,694         1,239           383        3,334         426
0.95%...............     3,637          727         471          501            24            15          938         144
1.20%...............    67,221       14,579       9,973        5,877         4,355           120        5,750         602
1.35%...............    22,873        4,567       3,000        4,777         1,458           447        2,587         266
1.75%...............     6,434          894       1,097          644           278           161          842         237
                     ---------   ----------    --------    ---------     ---------    ----------     --------    --------
  Totals............ $ 141,893       31,977      22,046       18,493         7,354         1,126       13,451       1,675
                     =========   ==========    ========    =========     =========    ==========     ========    ========

                     FedIntSmCo  FedKaufmann   FedPriMy    FedQualBd      FedTotRe    FedUtility
                     ----------  -----------   --------    ---------     ---------    ----------
0.80%............... $       30        4,762         81        1,592         3,838           634
0.95%...............          -          466          -           64           261            26
1.20%...............        134        9,904      2,873        4,524         8,381           149
1.35%...............          -        2,376        173          772         2,269           181
1.75%...............         29        1,413        179          102           383           175
                     ----------  -----------   --------    ---------     ---------    ----------
  Totals............ $      193       18,921      3,306        7,054        15,132         1,165
                     ==========  ===========   ========    =========     =========    ==========

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the year ended December 31, 2003 and for the period August 2, 2002 (commencement of operations) through December 31, 2002, total transfers to the Account from the fixed account were $10,239,523 and $3,185,413, respectively, and total transfers from the Account to the fixed account were $11,397 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $22 and $0 to the Account in the form of additional premium to contract owner accounts for the year ended December 31, 2003 and for the period August 2, 2002 (commencement of operations) through December 31, 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for the year ended December 31, 2003 and for the period August 2, 2002 (commencement of operations) through December 31, 2002. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                       CONTRACT                                                 INVESTMENT
                                        EXPENSE                    UNIT           CONTRACT        INCOME            TOTAL
                                         RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY   RATIO**           RETURN***
                                     -------------   -------  ----------------  --------------  ----------  -----------------------
Federated IS - American Leaders
 Fund II - Primary Shares
  2003.............................  0.80% to 1.75%  532,185  $ 10.53 to 10.37  $    5,581,921        0.92%  26.68% to 25.46%
  2002.............................  0.80% to 1.75%  130,404     8.26 to  8.31       1,081,811        0.00% -17.37% to -16.91%(a)(b)

Federated IS - Capital
 Appreciation Fund II - Primary
 Shares
  2003.............................  0.80% to 1.75%  383,347    10.36 to 10.21       3,958,698        0.29%  22.93% to 21.75%
  2002.............................  0.80% to 1.75%   87,434     8.38 to  8.43         735,888        0.00% -16.16% to -15.69%(a)(b)

Federated IS - Equity Income
 Fund II
  2003.............................  0.80% to 1.75%  322,353    10.78 to 10.62       3,463,008        1.04%  26.26% to 25.05%
  2002.............................  0.80% to 1.35%   61,927     8.51 to  8.54         528,005        0.00% -14.87% to -14.59%(a)(b)

Federated IS - Fund for US
 Government Securities II
  2003.............................  0.80% to 1.75%   73,085    10.70 to 10.54         777,002        3.35%   1.55% to 0.57%
  2002.............................  0.80% to 1.75%   25,237    10.48 to 10.53         265,283        0.00%   4.76% to 5.34%(a)(b)

Federated IS - Growth Strategies
 Fund II
  2003.............................  0.80% to 1.75%   20,498    11.32 to 11.15         230,934        0.00%  38.96% to 37.63%
  2002.............................  1.20% to 1.75%    2,917     8.10 to  8.13          23,680        0.00% -18.97% to -18.71%(a)(b)

Federated IS - High Income Bond
 Fund II - Primary Shares
  2003.............................  0.80% to 1.75%  179,584    11.75 to 11.58       2,101,220        3.94%  21.24% to 20.08%
  2002.............................  0.80% to 1.75%   29,703     9.64 to  9.69         287,249        0.00%  -3.60% to -3.06%(a)(b)

Federated IS - International
 Equity Fund II
  2003.............................  0.80% to 1.75%   30,778    10.15 to 10.00         311,114        0.00%  30.81% to 29.55%
  2002.............................  0.80% to 1.75%   12,310     7.72 to  7.76          95,360        0.00% -22.80% to -22.37%(a)(b)

Federated IS - International Small
 Company Fund II
  2002.............................  0.80% to 1.20%    1,421     8.02 to  8.04          11,407        0.00% -19.79% to -19.60%(a)(b)

Federated IS - Kaufmann Fund II
  2003.............................  0.80% to 1.75%  306,045    11.45 to 11.28       3,488,946        0.00%  38.59% to 37.26%
  2002.............................  0.80% to 1.75%   78,899     8.22 to  8.26         650,601        0.00% -17.83% to -17.37%(a)(b)

Federated IS - Prime Money Fund II
  2003.............................  0.80% to 1.75%   33,546    10.02 to  9.87         333,850        0.91%  -0.12% to -1.08%
  2002.............................  0.80% to 1.75%    3,655     9.97 to 10.03          36,577        0.43%  -0.27% to 0.29%(a)(b)

Federated IS - Quality Bond
 Fund II - Primary Shares
  2003.............................  0.80% to 1.75%   89,008    11.02 to 10.85         976,472        2.43%   3.81% to  2.81%
  2002.............................  0.80% to 1.75%   18,954    10.56 to 10.62         200,816        0.00%   5.57% to  6.16%(a)(b)

Federated IS - Total Return Bond
 Fund II
  2003.............................  0.80% to 1.75%  198,906    10.83 to 10.66       2,144,626        0.01%   2.51% to  1.53%
  2002.............................  0.80% to 1.75%   49,241    10.50 to 10.56         519,103        9.40%   5.03% to  5.61%(a)(b)

Federated IS - Utility Fund II
  2003.............................  0.80% to 1.75%   30,435    10.09 to  9.94         306,272        0.32%  19.71% to 18.56%
  2002.............................           1.20%      389              8.41           3,271        0.00%           -15.90%(a)(b)
                                                                                 -------------
2003 Contract owners' equity.............................................        $  23,674,063
                                                                                 =============
2002 Contract owners' equity.............................................        $   4,439,051
                                                                                 =============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-11
                    NOTES TO FINANCIAL STATEMENTS, Continued

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

================================================================================

================================================================================

                        Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-11:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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                                                                    U.S. POSTAGE
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                                                                     NATIONWIDE


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company